REVENUE	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
REVENUE

21. REVENUE

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. During the three and nine months ended September 30, 2023, the Company recognized nil and $358,226 respectively (2022 - $232,928 and $353,189) from non-recurring engineering services. The revenue is recognized over time.